SHARE-BASED COMPENSATION AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2021	Apr. 25, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares							118,975	85,615
Shares issued for compensation, value			$ 22,500	$ 22,500	$ 45,000	$ 45,001
Weighted average exercise price			$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrants outstanding			400,000	400,000	400,000	400,000
Warrants exercisable			400,000	400,000	400,000	400,000	400,000	400,000
Detachable Warrants [Member]
Class of Warrant or Right [Line Items]
Number of detachable warrants issued	200,000	200,000
Weighted average exercise price	$ 3.00	$ 5.00
Fair value of detachable warrants	$ 0
Stock price	$ 0.25
Exercise price	$ 3.00
Risk free rate	4.57%
Volatility	25.00%
Warrant term	10 years
Detachable Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Volatility	10.00%
Detachable Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Volatility	25.00%
Chief Operating Officer [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares			10,500		21,000		10,500
Employment Agreement [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares			38,656		77,326